  As filed with the Securities and Exchange Commission on March 15, 2002




                                                 Registration No. 33-49998
                                                                  811-7042
                    ---------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                    ---------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                      Pre-Effective Amendment No. __  [ ]

                     Post-Effective Amendment No. 19  [x]

                                                  --
                                      and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                             Amendment No. 21  [x]

                                           --

                            SEPARATE ACCOUNT VA-2L
                            ----------------------
                          (Exact Name of Registrant)

                TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                ----------------------------------------------
                              (Name of Depositor)

                 4333 Edgewood Road NE, Cedar Rapids, IA 52499
                 ---------------------------------------------
             (Address of Depositor's Principal Executive Offices)

      Depositor's Telephone Number, including Area Code:  (319) 297-8121

Name and Address of Agent for Service:         Copy to:

Frank A. Camp, Esquire                         Frederick R. Bellamy, Esquire
Transamerica Occidental Life Insurance Co.     Sutherland, Asbill & Brennan, LLP
4333 Edgewood Road, N.E.                       1275 Pennsylvania Avenue, N.W.
Cedar Rapids, Iowa 52499-0001                  Washington, D.C.  20004-2402

               Approximate date of proposed sale to the public:
   As soon as practicable after effectiveness of the Registration Statement.

Title of Securities being registered:
Variable Annuity Contracts

      It is proposed that this filing will become effective:
               [_] immediately upon filing pursuant to paragraph (b)

               [X] on April 15, 2002 pursuant to paragraph (b)


               [_] 60 days after filing pursuant to paragraph (a)(i)

               [_] on _________ pursuant to paragraph (a)(1)


      If appropriate, check the following box:
               [_] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on January 18, 2002. Parts A, B and C of the prior filing (Post-Effective Amendment No. 18 to Form N-4, File No. 33-49998) are incorporated by reference.

                                  SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 14/th/ day of March, 2002.



                                       SEPARATE ACCOUNT VA-2L

                                       TRANSAMERICA OCCIDENTAL
                                       LIFE INSURANCE COMPANY
                                       (DEPOSITOR)


                                           /s/ Frank A. Camp
                                           -------------------------------
                                           Frank A. Camp
                                           Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures                            Titles                                            Date
----------                            ------                                            ----

                       *              Director                                          ____________, 2002
------------------------
Patrick S. Baird

                       *              Director                                          ____________, 2002
------------------------
Brenda K. Clancy

                       *              Director                                          ____________, 2002
------------------------
Douglas C. Kolsrud

                       *              Director                                          ____________, 2002
------------------------
Craig D. Vermie

                       *              Director and President                            ____________, 2002
------------------------
Ron F. Wagley

                       *              Chief Financial Officer and                       ____________, 2002
------------------------
Bruce Clark                           Senior Vice President

/s/ Frank A. Camp                     Attorney -in-Fact pursuant to powers of           March 14    , 2002
------------------------                                                                -------------
*By:  Frank A. Camp                   attorney filed herewith, and in his own
                                      capacity as Vice President.